SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

32.    SHARE-BASED COMPENSATION

(A)	SHARE OPTION SCHEME

A share option scheme (the “Share Option Scheme”) was adopted by Sky Solar Holdings pursuant to a resolution passed in 2009 for the primary purpose of providing incentives to directors and eligible employees. Under the Share Option Scheme, Sky Solar Holdings may grant options to eligible employees of the Group to subscribe for shares in Sky Solar Holdings.

The total number of shares in respect of which options may be granted under the Share Option Scheme is not permitted to exceed 22,195,122 shares of Sky Solar Holdings in issue at any point in time, without prior approval from the shareholders of Sky Solar Holdings. The number of shares issued and to be issued in respect of which options granted and may be granted to any individual in any one year is not permitted to exceed 1% of the shares of Sky Solar Holdings in issue at any point in time, without prior approval from the shareholders of Sky Solar Holdings.

No consideration is paid or payable on the grant of an option. Options may be exercised at any time upon vesting up to 10 years from the date of grant, at which point they expire.

In 2010, Sky Solar Holdings granted 2 tranches of share options to employees of the Group. The exercise price of the options under tranches 1 and 2 was USD0.6833 per share option. For the first tranche of options, 50% of the options vest on the first year anniversary from the date of grant and the remaining options vest on the second year anniversary from the date of grant. For the second tranche of options, 25% of the options vest on the first year anniversary from the date of grant, 25% of the options vest on the second year anniversary from the date of grant, 25% of the options vest on the third year anniversary from the date of grant and the remaining options would be vest on the fourth year anniversary from the date of grant.

The number of share options outstanding at the beginning and end of 2015, 2016 and 2017 was 729,000, and vested and exercisable at the end of 2015, 2016 and 2017 were 729,000, 729,000 and 729,000 respectively. The weighted average remaining contractual life as at December 31, 2017 was 2.05 years.

The estimated fair values of the Tranche 1 and 2 options granted were USD144 thousand and USD1,509 thousand, respectively.

(B)	EQUITY INCENTIVE PLAN

The Company has adopted the 2014 Equity Incentive Plan made effective as of October 30, 2014. Under the Equity Incentive Plan, the Company may grant options and restricted shares to eligible employees or directors of the Group to subscribe for shares in the Company. No consideration is paid or payable on the grant of an option. Options may be exercised at any time upon vesting up to 10 years from the date of grant, at which point they expire.

On November 13, 2014, the Company granted 330,000 share options to directors of the Group under 2014 Equity Incentive Plan. The exercise price of the options under this tranche was USD1.0 per share option. The options shall vest and become exercisable with respect to one third of shares initially covered by the option on each of the first anniversary of the date of grant, the second anniversary of the date of grant, and the third anniversary of the date of grant. As the directors were resigned in June 2017, the option related to third anniversary of the date of grant cannot vest and be exercised.

As at the end of each reporting period, the number of unvested share options and fair values in relation to these unvested share options not yet recognized did not have material impacts to the Group’s results or financial position. The contractual life was ended in 2017.

On November 14, 2014, the Company granted 1,800,000 restricted shares to employees of the Group under 2014 Equity Incentive Plan. 25% of the restricted shares shall vest immediately upon the date of the listing of the Company’s American Depositary Shares on the NASDAQ Capital Market (the “IPO Date”). The rest 75% of the restricted shares shall vest with respect to 25% of restricted shares initially covered on each of the first anniversary of the IPO date, the second anniversary of the IPO date, and the third anniversary of the IPO date. As at December 31, 2016 and December 31, 2017, the unrecognized amounts of the unvested restricted shares were approximately USD174 thousand and nil, respectively. The Company measured the fair value of the restricted shares based on the open market quote of the Company’s shares on the IPO date which was US$1.14.”

On July 1, 2015 and August 1, 2015, the Company further granted 500,000 and 500,000 restricted shares, respectively, to one employee of the Group under 2014 Equity Incentive Plan. 50% of the restricted shares shall vest on each of the first anniversary of the date of grant, and the rest 50% shall vest of the restricted shares shall vest on the second anniversary of the date of grant. As at December 31, 2016 and 2017, the unrecognized amounts of the unvested restricted shares were approximately USD156 thousand and nil, respectively. The Company measured the fair value of the restricted shares based on the open market quote of the Company’s shares, which was US$1.18 and US$1.13, respectively.”

For the year ended December 31, 2015, 2016 and 2017, the fair values recognized in relation to the restricted shares amounted to approximately USD1,389 thousand, USD997 thousand and negative USD223 thousand, respectively, were recorded in the consolidated financial statements as follows:

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Cost of sales	—	—	—
Administrative expenses	1,389	997	(223)
	1,389	997	(223)

The negative USD 223 thousand was due to the resignation of the directors and eligible employees of the Group in 2017.